UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2009
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            October 22, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       67
Form 13F Information Table Value Total:       108691
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                     COM            023135106    1384   14820SH     SOLE        14820
AMERICAN INTL GROUP INC            COM NEW ADDED  026874784     180    4083SH     SOLE         4083
ANADARKO PETE CORP                 COM            032511107    1140   18170SH     SOLE        18170
APACHE CORP                        COM            037411105    1718   18709SH     SOLE        18709
APPLIED MATLS INC                  COM            038222105    1322   98640SH     SOLE        98640
BP PLC                             SPONSORED ADR  055622104    1270   23850SH     SOLE        23850
CANADIAN SOLAR INC                 COM            136635109    2015  117000SH     SOLE       117000
CAPITAL ONE FINL CORP              COM            14040H105    1308   36600SH     SOLE        36600
CANADIAN NAT RES LTD               COM            136385101    1724   25600SH     SOLE        25600
COMPANHIA ENERGETICA DE MINA       SPONSORED ADR  204409601    1702  111958SH     SOLE       111958
CHESAPEAKE ENERGY CORP             COM            165167107    1738   61200SH     SOLE        61200
CHEVRON CORP                       NEW COM        166764100    1718   24400SH     SOLE        24400
CITIGROUP INC                      COM            172967101     667  137850SH     SOLE       137850
COMCAST CORP                       NEW CL A       20030N101    1481   87700SH     SOLE        87700
CONOCOPHILLIPS                     COM            20825C104    1708   37828SH     SOLE        37828
COSTCO WHSL CORP                   NEW COM        22160K105    1268   22450SH     SOLE        22450
EBAY INC                           COM            278642103    1454   61590SH     SOLE        61590
ENCANA CORP                        COM            292505104    1146   19836SH     SOLE        19836
FIRST SOLAR INC                    COM            336433107    2293   15000SH     SOLE        15000
FOREST OIL CORP                    COM PAR $0.01  346091705     912   46600SH     SOLE        46600
HALLIBURTON CO                     COM            406216101    1711   63100SH     SOLE        63100
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    1496   99880SH     SOLE        99880
HESS CORP                          COM            42809H107    1676   31343SH     SOLE        31343
HONDA MOTOR LTD                    AMERN SHS      438128308     576   18990SH     SOLE        18990
HSBC HLDGS PLC                     SPON ADR NEW   404280406     288    5024SH     SOLE         5024
IMPERIAL OIL LTD                   COM NEW        453038408    1690   44507SH     SOLE        44507
INFOSPACE INC                      COM PAR $.0001 45678T300    1390  179620SH     SOLE       179620
INTERCONTINENTALEXCHANGE INC       COM            45865V100    1419   14600SH     SOLE        14600
ISHARES TR MSCI ACJPN IDX                         464288182     196    3700SH     SOLE         3700
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107    2103  521800SH     SOLE       521800
L-3 COMMUNICATIONS HLDGS INC       COM            502424104    1064   13250SH     SOLE        13250
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107     923  107100SH     SOLE       107100
MARATHON OIL CORP                  COM            565849106    1668   52300SH     SOLE        52300
MEMC ELECTR MATLS INC              COM            552715104    1801  108280SH     SOLE       108280
MICROSOFT CORP                     COM            594918104     702   27118SH     SOLE        27118
NETEASE COM INC                    SPONSORED ADR  64110W102    4775  104540SH     SOLE       104540
NETFLIX INC                        COM            64110L106    1228   26590SH     SOLE        26590
NEWFIELD EXPL CO                   COM            651290108    1617   37986SH     SOLE        37986
NEXEN INC                          COM            65334H102    1672   73721SH     SOLE        73721
NOBLE ENERGY INC                   COM            655044105    1665   25235SH     SOLE        25235
NOKIA CORP                         SPONSORED ADR  654902204    1407   96222SH     SOLE        96222
NVIDIA CORP                        COM            67066G104    1337   88965SH     SOLE        88965
ORACLE CORP                        COM            68389X105    1218   58460SH     SOLE        58460
ORMAT TECHNOLOGIES INC             COM            686688102    2127   52119SH     SOLE        52119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1568  113480SH     SOLE       113480
PATTERSON UTI ENERGY INC           COM            703481101    1117   73970SH     SOLE        73970
PERFECT WORLD CO LTD               SPON ADR REP B 71372U104    4558   94800SH     SOLE        94800
PETROCHINA CO LTD                  SPONSORED ADR  71646E100      98     860SH     SOLE          860
PIONEER NAT RES CO                 COM            723787107    1187   32720SH     SOLE        32720
QWEST COMMUNICATIONS INTL          COM            749121109    1000  262490SH     SOLE       262490
RENESOLA LTD                       SPONSORED ADS  75971T103    3212  667700SH     SOLE       667700
RESEARCH IN MOTION LTD             COM            760975102    1236   18300SH     SOLE        18300
SOHU COM INC                       COM            83408W103    6670   97050SH     SOLE        97050
SONY CORP                          ADR NEW        835699307    1642   56228SH     SOLE        56228
STATE STR CORP                     COM            857477103    1367   25984SH     SOLE        25984
SUNCOR ENERGY INC                  NEW COM ADDED  867224107    1665   47776SH     SOLE        47776
SUNPOWER CORP                      COM CL B       867652307    2246   89020SH     SOLE        89020
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    1614  106211SH     SOLE       106211
SWIFT ENERGY CO COM                COM            870738101    1336   56400SH     SOLE        56400
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR  874039100    1352  123319SH     SOLE       123319
TD AMERITRADE HLDG CORP            COM            87236Y108    1467   74780SH     SOLE        74780
TOYOTA MOTOR CORP                  SP ADR REP2COM 892331307     577    7350SH     SOLE         7350
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104    5253  163300SH     SOLE       163300
UNIT CORP                          COM            909218109    1675   40597SH     SOLE        40597
VALERO ENERGY CORP                 NEW COM        91913Y100    1784   91999SH     SOLE        91999
VODAFONE GROUP PLC                 NEW SPONS ADR N92857W209     593   26355SH     SOLE        26355
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103    1577  126600SH     SOLE       126600
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